Capital Stock (Tables)	12 Months Ended
Mar. 03, 2012
Capital Stock/Comprehensive Income [Abstract]
Changes in issued and outstanding common shares

	Capital Stock and Additional Paid-In Capital		Treasury Stock
	Stock Outstanding (000’s)	Amount	Stock Outstanding (000’s)	Amount
Common shares outstanding as at February 28, 2009	566,219	$2,328	—	$—

Exercise of stock options	3,408	30	—	—
Conversion of restricted share units	2	—	—	—
Stock-based compensation	—	58	—	—
Tax benefits related to stock-based compensation	—	2	—	—
Purchase of treasury stock	—	—	1,459	(94)
Common shares repurchased	(12,300)	(46)	—	—

Common shares outstanding as at February 27, 2010	557,329	2,372	1,459	(94)

Exercise of stock options	3,737	67	—	—
Stock-based compensation	—	72	—	—
Tax deficiencies related to stock-based compensation	—	(1)	—	—
Purchase of treasury stock	—	—	1,471	(76)
Treasury stock vested	2	(10)	(177)	10
Common shares repurchased	(37,199)	(141)	—	—

Common shares outstanding as at February 26, 2011	523,869	2,359	2,753	(160)

Exercise of stock options	291	9	—	—
Stock-based compensation	—	97	—	—
Tax deficiencies related to stock-based compensation	—	(2)	—	—
Purchase of treasury stock	—	—	6,317	(156)
Treasury stock vested	—	(17)	(359)	17

Common shares outstanding as at March 3, 2012	524,160	$2,446	8,711	$(299)

Summary of option activity

	Options Outstanding
	Number (000’s)	Weighted- Average Exercise Price	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)
Balance as at February 28, 2009	12,731	$27.51

Granted during the year	559	64.14
Exercised during the year	(3,408)	8.87
Forfeited/cancelled/expired during the year	(859)	15.03

Balance as at February 27, 2010	9,023	$44.18

Exercised during the year	(3,737)	17.83
Forfeited/cancelled/expired during the year	(676)	46.08

Balance as at February 26, 2011	4,610	$70.36

Exercised during the year	(291)	29.70
Forfeited/cancelled/expired during the year	(701)	64.58

Balance as at March 3, 2012	3,618	$73.86	1.72	$—

Vested and expected to vest as at March 3, 2012	3,570	$73.66	1.71	$—

Exercisable as at March 3, 2012	3,019	$70.88	1.60	$—

Summary of unvested stock options

	Options Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value
Balance as at February 26, 2011	1,517	$37.63

Vested during the period	(775)	34.63
Forfeited during the period	(143)	37.59

Balance as at March 3, 2012	599	$41.53

Option pricing model assumptions

February 27, 2010

Number of options granted (000’s)	559

Weighted-average grant date fair value of stock options granted during the year	$33.02

Assumptions:
Risk-free interest rate	1.8%
Expected life in years	4.2
Expected dividend yield	0%
Volatility	65%

Restricted Share Unit activity

	RSUs Outstanding
	Number (000’s)	Weighted Average Grant Date Fair Value	Average Remaining Contractual Life in Years	Aggregate Intrinsic Value (millions)

Balance as at February 26, 2011	2,703	$57.40

Granted during the period	7,093	25.33
Vested during the period	(359)	60.42
Cancelled during the period	(842)	45.73

Balance as at March 3, 2012	8,595	$31.96	1.74	$118

Vested and expected to vest at March 3, 2012	7,952	$32.24	1.72	$110